SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 99.05%
Communication Services — 1.27%
54,350	DHI Group, Inc.*	$140,766
50,900	Entravision Communications Corp., Class A	212,253
15,443	EW Scripps Co. (The), Class A*	123,390
5,300	Marcus Corp. (The)	77,274
119,400	Point.360*,(a),(b),(c)	0
14,600	Reservoir Media, Inc.*	104,098
18,900	Saga Communications, Inc., Class A	420,714
17,600	Spok Holdings, Inc.	272,448
3,910	Townsquare Media, Inc., Class A	41,290
13,800	Urban One, Inc.*	55,614
		1,447,847
Consumer Discretionary — 17.73%
7,600	Aaron’s Co., Inc. (The)	82,688
550	AMCON Distributing Co.	107,250
6,800	America’s Car-Mart, Inc.*	515,236
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
16,000	Bassett Furniture Industries, Inc.	265,600
35,300	Beazer Homes USA, Inc.*	1,192,787
26,400	Big 5 Sporting Goods Corp.	167,376
6,300	Canterbury Park Holding Corp.	128,772
12,400	Century Casinos, Inc.*	60,512
7,293	Century Communities, Inc.	664,684
1,730	Chuy’s Holdings, Inc.*	66,138
8,500	Citi Trends, Inc.*	240,380
41,500	Crown Crafts, Inc.	205,840
9,900	Delta Apparel, Inc.*	70,587
7,700	Denny’s Corp.*	83,776
9,800	Designer Brands, Inc., Class A	86,730
23,700	Destination XL Group, Inc.*	104,280
2,900	Dream Finders Homes, Inc., Class A*	103,037
17,700	El Pollo Loco Holdings, Inc.*	156,114
13,300	Escalade, Inc.	267,197
12,400	Ethan Allen Interiors, Inc.	395,808
7,000	Flanigan’s Enterprises, Inc.	180,040
13,400	Flexsteel Industries, Inc.	252,590
1,900	Genesco, Inc.*	66,899
5,900	GigaCloud Technology, Inc., Class A*	107,940
4,500	Hamilton Beach Brands Holding Co., Class A	78,705
20,180	Haverty Furniture Cos., Inc.	716,390
10,400	hhgregg, Inc.*	5
2,600	Hibbett, Inc.	187,252
49,900	Holley, Inc.*	243,013
6,600	Hooker Furnishings Corp.	172,128
3,300	Hovnanian Enterprises, Inc., Class A*	513,546

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
12,300	Inspired Entertainment, Inc.*	$121,524
3,100	J Jill, Inc.*	79,918
5,400	JAKKS Pacific, Inc.*	191,970
28,500	Jerash Holdings US, Inc.	87,495
7,340	Johnson Outdoors, Inc., Class A	392,103
23,500	Kid Brands, Inc.*,(a),(b)	0
42,520	Lakeland Industries, Inc.	788,321
13,700	Landsea Homes Corp.*	180,018
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
8,900	La-Z-Boy, Inc.	328,588
12,400	Lazydays Holdings, Inc.*	87,420
16,100	Legacy Housing Corp.*	406,042
38,800	Lincoln Educational Services Corp.*	389,552
7,700	Live Ventures, Inc.*	195,580
2,700	Lovesac Co. (The)*	68,985
7,180	M/I Homes, Inc.*	988,973
19,980	MarineMax, Inc.*	777,222
9,750	McRae Industries, Inc., Class A	427,635
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
15,700	Mestek, Inc.*	376,800
2,600	Modine Manufacturing Co.*	155,220
16,940	Movado Group, Inc.	510,741
4,600	Nathan’s Famous, Inc.	358,846
13,000	Nobility Homes, Inc.	442,000
4,700	OneWater Marine, Inc., Class A*	158,813
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
6,825	Patrick Industries, Inc.	684,889
26,600	Rocky Brands, Inc.	802,788
4,100	Sleep Number Corp.*	60,803
11,150	Solo Brands, Inc., Class A*	68,684
1,960	Sonic Automotive, Inc., Class A	110,172
17,000	Sportsman’s Warehouse Holdings, Inc.*	72,420
14,000	Standard Motor Products, Inc.	557,340
3,730	Strattec Security Corp.*	93,660
17,610	Stride, Inc.*	1,045,506
9,089	Superior Group of Cos., Inc.	122,701
1,440	Taylor Morrison Home Corp.*	76,824
21,100	Tile Shop Holdings, Inc.*	155,296
9,600	Tilly’s, Inc., Class A*	72,384
58,800	Torrid Holdings, Inc.*	339,276
21,500	Universal Technical Institute, Inc.*	269,180
30,000	Universal Travel Group*,(a),(b),(c)	0
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
16,100	Weyco Group, Inc.	504,896
6,800	Zumiez, Inc.*	138,312
		20,172,197
Consumer Staples — 4.94%
5,350	Andersons, Inc. (The)	307,839

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
10,125	Central Garden & Pet Co.*	$507,364
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,760	Ingles Markets, Inc., Class A	1,015,711
4,500	Lifeway Foods, Inc.*	60,345
7,600	Limoneira Co.	156,788
20,400	Natural Alternatives International, Inc.*	130,968
47,660	Natural Grocers by Vitamin Cottage, Inc.	762,560
19,500	Nature’s Sunshine Products, Inc.*	337,155
15,030	Oil-Dri Corp. of America	1,008,212
5,800	Seneca Foods Corp., Class A*	304,152
23,260	SpartanNash Co.	533,817
15,600	Village Super Market, Inc., Class A	409,188
		5,616,899
Energy — 4.81%
2,000	Adams Resources & Energy, Inc.	52,360
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
21,800	Amplify Energy Corp.*	129,274
25,940	Baytex Energy Corp.	86,121
2,300	CONSOL Energy, Inc.	231,219
4,700	DMC Global, Inc.*	88,454
10,400	Dorian LPG Ltd.	456,248
12,200	Energy Services of America Corp.	72,956
22,700	Epsilon Energy Ltd.	115,316
6,300	Geospace Technologies Corp.*	81,648
9,000	Global Partners LP	380,790
13,400	Hallador Energy Co.*	118,456
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
25,900	Mammoth Energy Services, Inc.*	115,514
3,900	NACCO Industries, Inc., Class A	142,350
5,100	Natural Gas Services Group, Inc.*	82,008
24,400	Nine Energy Service, Inc.*	65,392
53,940	North American Construction Group Ltd.	1,124,649
11,700	Oil States International, Inc.*	79,443
25,600	PermRock Royalty Trust	113,152
62,000	PHX Minerals, Inc.	199,640
1,950	PrimeEnergy Resources Corp.*	207,382
18,900	Profire Energy, Inc.*	34,209
15,600	Ranger Energy Services, Inc.	159,588
14,230	REX American Resources Corp.*	673,079
2,900	Riley Exploration Permian, Inc.	78,996
87,200	Ring Energy, Inc.*	127,312
5,500	SandRidge Energy, Inc.	75,185
2,450	Sitio Royalties Corp., Class A	57,600
64,300	Smart Sand, Inc.*	124,099
15,800	Solaris Oilfield Infrastructure, Inc., Class A	125,768
16,500	VAALCO Energy, Inc.	74,085
		5,472,293

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Financials — 36.09%
4,700	ACNB Corp.	$210,372
8,400	AFC Gamma, Inc., REIT	101,052
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
8,700	AG Mortgage Investment Trust, Inc., REIT	55,245
4,000	Alerus Financial Corp.	89,560
9,200	Amalgamated Financial Corp.	247,848
8,900	Amerant Bancorp, Inc.	218,673
3,900	American Business Bank*	140,322
7,300	American National Bankshares, Inc.	355,875
7,600	Ames National Corp.	162,184
7,268	Apollo Commercial Real Estate Finance, Inc., REIT	85,326
4,626	Arbor Realty Trust, Inc., REIT	70,223
33,070	Ares Commercial Real Estate Corp., REIT	342,605
2,800	Arrow Financial Corp.	78,232
5,300	Atlanticus Holdings Corp.*	204,951
21,750	Banc of California, Inc.	292,103
13,200	Banco Latinoamericano de Comercio Exterior SA, Class E	326,568
5,200	Bancorp, Inc. (The)*	200,512
2,800	Bank First Corp.	242,648
5,142	Bank of Marin Bancorp	113,227
6,000	Bank7 Corp.	164,100
14,400	BankFinancial Corp.	147,744
7,000	Bankwell Financial Group, Inc.	211,260
2,628	Banner Corp.	140,756
9,200	Bar Harbor Bankshares	270,112
5,300	BayCom Corp.	125,027
10,500	BCB Bancorp, Inc.	134,925
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
31,100	BlackRock Capital Investment Corp.	120,357
16,500	BM Technologies, Inc.*	33,825
3,500	BNCCORP, Inc.*	100,450
19,000	Bridgewater Bancshares, Inc.*	256,880
10,174	Brookline Bancorp, Inc.	110,998
5,500	Business First Bancshares, Inc.	135,575
1,700	C&F Financial Corp.	115,923
3,100	California BanCorp*	76,756
3,887	California First Leasing Corp.*	65,107
1,500	Cambridge Bancorp	104,100
2,100	Camden National Corp.	79,023
6,200	Capital Bancorp, Inc.	150,040
9,400	Capital City Bank Group, Inc.	276,642
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
10,300	Capstar Financial Holdings, Inc.	193,022
5,700	Carter Bankshares, Inc.*	85,329
4,100	Central Pacific Financial Corp.	80,688
5,700	Central Valley Community Bancorp	127,395
6,500	CF Bankshares, Inc.	127,855
1,900	Chemung Financial Corp.	94,620

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
10,100	Chicago Atlantic Real Estate Finance, Inc., REIT	$163,418
2,800	ChoiceOne Financial Services, Inc.	82,040
8,200	Citizens & Northern Corp.	183,926
6,300	Citizens Community Bancorp, Inc.	73,773
2,727	Citizens Financial Services, Inc.	176,491
12,200	Civista Bancshares, Inc.	224,968
10,000	CNB Financial Corp.	225,900
3,000	Coastal Financial Corp.*	133,230
3,800	Codorus Valley Bancorp, Inc.	97,660
6,600	Colony Bankcorp, Inc.	87,780
5,200	Community West Bancshares	90,428
86,543	Consumer Portfolio Services, Inc.*	810,908
10,600	Crescent Capital BDC, Inc.	184,228
1,400	Croghan Bancshares, Inc.	64,120
11,048	Dime Community Bancshares, Inc.	297,523
5,200	Donegal Group, Inc., Class A	72,748
4,846	Dynex Capital, Inc., REIT	60,672
12,500	Ellington Residential Mortgage, REIT	76,625
8,000	Embassy Bancorp, Inc.	117,600
20,740	Enova International, Inc.*	1,148,166
8,300	Enterprise Bancorp, Inc.	267,758
5,878	Enterprise Financial Services Corp.	262,453
4,700	Equity Bancshares, Inc., Class A	159,330
5,300	Esquire Financial Holdings, Inc.	264,788
6,800	ESSA Bancorp, Inc.	136,136
4,400	Evans Bancorp, Inc.	138,732
12,400	EZCORP, Inc., Class A*	108,376
3,600	Farmers & Merchants Bancorp, Inc.	89,280
16,500	Farmers National Banc Corp.	238,425
6,987	FB Financial Corp.	278,432
8,590	Federal Agricultural Mortgage Corp., Class C	1,642,580
2,800	Fidelity D&D Bancorp, Inc.	162,484
2,900	Fidus Investment Corp.	57,101
8,000	Financial Institutions, Inc.	170,400
6,700	First Bancorp, Inc. (The)	189,074
10,400	First Bank	152,880
7,700	First Business Financial Services, Inc.	308,770
6,700	First Community Bankshares, Inc.	248,570
9,200	First Financial Corp.	395,876
10,000	First Financial Northwest, Inc.	134,800
9,200	First Internet Bancorp	222,548
2,423	First Merchants Corp.	89,845
9,800	First of Long Island Corp. (The)	129,752
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	86,557
5,400	First Savings Financial Group, Inc.	90,720
6,600	First Western Financial, Inc.*	130,878
3,200	Five Star Bancorp	83,776

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
8,600	Flushing Financial Corp.	$141,728
8,400	FS Bancorp, Inc.	310,464
13,250	FVCBankcorp, Inc.*	188,150
9,700	GCM Grosvenor, Inc., Class A	86,912
11,000	Gladstone Capital Corp.	117,700
10,200	Gladstone Investment Corp.	144,330
8,300	Green Dot Corp., Class A*	82,170
8,550	Guaranty Bancshares, Inc.	287,451
8,700	Guild Holdings Co., Class A	122,583
11,700	Hanmi Financial Corp.	226,980
3,500	Hawthorn Bancshares, Inc.	88,795
14,200	HBT Financial, Inc.	299,762
8,400	Heritage Insurance Holdings, Inc.*	54,768
700	Hingham Institution for Savings (The), FOR	136,080
5,000	Home Bancorp, Inc.	210,050
11,340	HomeTrust Bancshares, Inc.	305,273
11,600	Independent Bank Corp.	301,832
8,500	Investar Holding Corp.	126,735
3,904	Investors Title Co.	632,995
7,874	Lakeland Bancorp, Inc.	116,456
6,400	LCNB Corp.	100,928
18,630	LINKBANCORP, Inc.	148,481
28,000	Macatawa Bank Corp.	315,840
3,100	MainStreet Bancshares, Inc.	76,911
38,700	Manhattan Bridge Capital, Inc., REIT	192,339
16,700	Medallion Financial Corp.	164,495
5,000	Mercantile Bank Corp.	201,900
10,050	Merchants Bancorp	427,929
13,000	Meridian Corp.	180,700
8,000	Metrocity Bankshares, Inc.	192,160
5,900	Metropolitan Bank Holding Corp.*	326,742
5,500	Mid Penn Bancorp, Inc.	133,540
2,600	Middlefield Banc Corp.	84,162
8,700	Midland States Bancorp, Inc.	239,772
6,700	MidWestOne Financial Group, Inc.	180,297
7,600	Monroe Capital Corp.	53,694
7,200	MVB Financial Corp.	162,432
6,200	National Bankshares, Inc.	200,570
2,560	National Western Life Group, Inc., Class A	1,236,531
7,100	Northeast Bank	391,849
14,600	Northeast Community Bancorp, Inc.	259,004
5,100	Northrim BanCorp, Inc.	291,771
38,510	Northwest Bancshares, Inc.	480,605
2,600	Norwood Financial Corp.	85,566
2,900	Oak Valley Bancorp	86,855
19,100	OFG Bancorp	715,868
20,400	Old Second Bancorp, Inc.	314,976
13,200	OP Bancorp	144,540
12,200	Oppenheimer Holdings, Inc., Class A	504,104

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
4,000	Orange County Bancorp, Inc.	$240,960
10,200	Orrstown Financial Services, Inc.	300,900
25,800	Oxford Square Capital Corp.	73,788
8,500	Pacific Financial Corp.	90,950
9,300	Parke Bancorp, Inc.	188,325
6,600	PCB Bancorp	121,638
5,500	Peapack-Gladstone Financial Corp.	164,010
3,700	Penns Woods Bancorp, Inc.	83,287
20,048	Peoples Bancorp, Inc.	676,820
3,900	Peoples Financial Services Corp.	189,930
7,300	Pinnacle Bank/Gilroy CA*	103,660
2,000	Plumas Bancorp	82,700
34,964	Premier Financial Corp.	842,632
18,400	Primis Financial Corp.	232,944
5,500	Princeton Bancorp, Inc.	197,450
5,900	Private Bancorp of America, Inc.*	206,500
7,600	Provident Bancorp, Inc.*	76,532
15,500	Provident Financial Holdings, Inc.	195,455
7,220	Provident Financial Services, Inc.	130,177
12,400	RBB Bancorp	236,096
12,281	Ready Capital Corp., REIT	125,880
3,700	Red River Bancshares, Inc.	207,607
16,660	Regional Management Corp.	417,833
19,100	Riverview Bancorp, Inc.	122,240
3,050	S&T Bancorp, Inc.	101,931
44,800	Sachem Capital Corp., REIT	167,552
6,620	Safety Insurance Group, Inc.	503,054
6,800	Saratoga Investment Corp.	175,848
6,300	SB Financial Group, Inc.	96,012
4,116	Seacoast Banking Corp. of Florida	117,141
10,500	Security National Financial Corp., Class A*	94,500
14,100	Seven Hills Realty Trust, REIT	182,454
11,000	Shore Bancshares, Inc.	156,750
10,300	Sierra Bancorp	232,265
3,500	Silvercrest Asset Management Group, Inc., Class A	59,500
4,245	Simmons First National Corp., Class A	84,221
11,500	SmartFinancial, Inc.	281,635
6,300	South Atlantic Bancshares, Inc.	80,325
12,400	South Plains Financial, Inc.	359,104
5,900	Southern First Bancshares, Inc.*	218,890
6,900	Southern Missouri Bancorp, Inc.	368,391
3,000	Southern States Bancshares, Inc.	87,840
9,300	Stellus Capital Investment Corp.	119,505
9,400	Stewart Information Services Corp.	552,250
6,100	Summit Financial Group, Inc.	187,209
18,700	SuRo Capital Corp.*	73,678
12,200	SWK Holdings Corp.*	213,866
4,700	Third Coast Bancshares, Inc.*	93,389

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
6,900	Timberland Bancorp, Inc.	$217,074
4,400	Trinity Capital, Inc.	63,932
9,300	United Security Bancshares	78,213
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,900	Unity Bancorp, Inc.	174,581
4,500	Universal Insurance Holdings, Inc.	71,910
5,400	Velocity Financial, Inc.*	92,988
2,600	Washington Trust Bancorp, Inc.	84,188
14,800	Waterstone Financial, Inc.	210,160
10,100	West BanCorp, Inc.	214,120
26,300	Western New England Bancorp, Inc.	236,700
6,880	Westwood Holdings Group, Inc.	86,482
6,100	William Penn Bancorp	74,481
		41,074,788
Health Care — 1.62%
13,600	Biote Corp., Class A*	67,184
66,400	Chimerix, Inc.*	63,910
18,700	Community Health Systems, Inc.*	58,531
8,100	Computer Programs and Systems, Inc.*	90,720
14,900	FONAR Corp.*	291,444
10,500	MacroGenics, Inc.*	101,010
11,700	MEI Pharma, Inc.	67,860
15,400	Ocuphire Pharma, Inc.*	46,354
21,100	OraSure Technologies, Inc.*	173,020
70,700	Organogenesis Holdings, Inc.*	289,163
7,200	Phibro Animal Health Corp., Class A	83,376
16,800	SCYNEXIS, Inc.*	37,464
26,400	Sensus Healthcare, Inc.*	62,304
5,700	Tactile Systems Technology, Inc.*	81,510
310	UFP Technologies, Inc.*	53,332
30,700	Vanda Pharmaceuticals, Inc.*	129,554
8,260	Viemed Healthcare, Inc.*	64,841
8,200	Zymeworks, Inc.*	85,198
		1,846,775
Industrials — 16.69%
14,000	ACCO Brands Corp.	85,120
9,700	Acme United Corp.	415,742
1,000	Alamo Group, Inc.	210,190
83,100	ARC Document Solutions, Inc.	272,568
9,500	Aris Water Solutions, Inc., Class A	79,705
21,400	BGSF, Inc.	201,160
5,400	BlueLinx Holdings, Inc.*	611,874
32,700	Broadwind Energy, Inc.*	90,579
14,774	CECO Environmental Corp.*	299,617
10,678	Cenveo, Inc.*,(a),(b),(c)	0
31,578	CompX International, Inc.	798,292
24,400	Concrete Pumping Holdings, Inc.*	200,080

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
43,300	Costamare, Inc.	$450,753
10,700	Covenant Logistics Group, Inc.	492,628
13,300	DLH Holdings Corp.*	209,475
27,760	Ducommun, Inc.*	1,445,186
2,400	DXP Enterprises, Inc.*	80,880
1,400	Eagle Bulk Shipping, Inc.	77,560
20,200	Eastern Co. (The)	444,400
500	Encore Wire Corp.	106,800
33,160	Ennis, Inc.	726,536
13,990	Espey Mfg. & Electronics Corp.	261,613
6,700	EVI Industries, Inc.	158,991
12,500	Gencor Industries, Inc.*	201,750
1,830	Gibraltar Industries, Inc.*	144,533
3,600	Graham Corp.*	68,292
12,810	Greenbrier Cos., Inc. (The)	565,946
7,300	Hudson Global, Inc.*	113,588
6,300	Hurco Cos., Inc.	135,639
9,300	Insteel Industries, Inc.	356,097
10,600	Interface, Inc.	133,772
3,750	Karat Packaging, Inc.	93,187
2,700	L B Foster Co., Class A*	59,373
12,800	Limbach Holdings, Inc.*	582,016
28,700	LS Starrett Co. (The), Class A*	347,270
22,750	LSI Industries, Inc.	320,320
10,000	Manitex International, Inc.*	87,400
8,940	Marten Transport Ltd.	187,561
9,700	Mastech Digital, Inc.*	81,752
12,600	Mayville Engineering Co., Inc.*	181,692
24,779	Miller Industries, Inc.	1,047,904
19,700	Mistras Group, Inc.*	144,204
4,300	National Presto Industries, Inc.	345,204
11,900	Northwest Pipe Co.*	360,094
4,800	PAM Transportation Services, Inc.*	99,744
8,300	Park Aerospace Corp.	122,010
5,400	Powell Industries, Inc.	477,360
3,240	Preformed Line Products Co.	433,706
14,500	Quanex Building Products Corp.	443,265
44,100	Radiant Logistics, Inc.*	292,824
13,600	Resources Connection, Inc.	192,712
2,360	Rush Enterprises, Inc., Class A	118,708
44,400	Safe Bulkers, Inc.	174,492
720	Standex International Corp.	114,034
1,450	Sterling Infrastructure, Inc.*	127,498
10,300	Taylor Devices, Inc.*	227,630
16,410	Textainer Group Holdings Ltd.	807,372
12,100	Titan Machinery, Inc.*	349,448
4,100	TrueBlue, Inc.*	62,894
15,500	Twin Disc, Inc.	250,480

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
5,600	Ultralife Corp.*	$38,192
3,130	V2X, Inc.*	145,357
10,800	Virco Mfg. Corp.	129,924
14,000	VirTra, Inc.*	132,580
4,200	VSE Corp.	271,362
2,700	Willdan Group, Inc.*	58,050
13,338	Willis Lease Finance Corp.*	651,961
		18,998,946
Information Technology — 6.87%
16,500	Amtech Systems, Inc.*	69,300
14,400	AstroNova, Inc.*	234,144
8,750	Aviat Networks, Inc.*	285,775
12,800	Bel Fuse, Inc., Class B	854,656
3,000	Clearfield, Inc.*	87,240
11,800	Coda Octopus Group, Inc.*	70,800
22,700	CompoSecure, Inc.*	122,580
3,500	Consensus Cloud Solutions, Inc.*	91,735
7,600	CPI Card Group, Inc.*	145,844
2,300	CSP, Inc.	46,000
4,050	CTS Corp.	177,147
5,900	Daktronics, Inc.*	50,032
5,750	Digi International, Inc.*	149,500
24,300	Eastman Kodak Co.*	94,770
3,700	Ebix, Inc.	3,848
8,280	ePlus, Inc.*	661,075
39,400	Immersion Corp.	278,164
3,600	inTEST Corp.*	48,960
2,800	Issuer Direct Corp.*	50,764
30,800	Key Tronic Corp.*	133,056
22,400	Kimball Electronics, Inc.*	603,680
15,100	KVH Industries, Inc.*	79,426
13,740	Methode Electronics, Inc.	312,310
12,900	Nortech Systems, Inc.*	122,679
12,920	PC Connection, Inc.	868,353
32,130	Photronics, Inc.*	1,007,918
10,990	ReposiTrak, Inc.	110,010
17,500	Richardson Electronics Ltd.	233,625
24,000	Rimini Street, Inc.*	78,480
15,400	SigmaTron International, Inc.*	46,200
8,600	TransAct Technologies, Inc.*	60,028
18,680	Vishay Precision Group, Inc.*	636,428
		7,814,527
Materials — 3.72%
38,800	American Vanguard Corp.	425,636
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
9,600	Clearwater Paper Corp.*	346,752
18,800	Core Molding Technologies, Inc.*	348,364

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
41,200	Fortitude Gold Corp.	$245,552
19,000	Friedman Industries, Inc.	293,740
65,990	FutureFuel Corp.	401,219
2,040	Hawkins, Inc.	143,657
4,200	Haynes International, Inc.	239,610
7,100	Intrepid Potash, Inc.*	169,619
980	Materion Corp.	127,528
10,400	Olympic Steel, Inc.	693,680
20,300	Ramaco Resources, Inc., Class A	348,754
15,400	Rayonier Advanced Materials, Inc.*	62,370
6,400	Ryerson Holding Corp.	221,952
13,000	Tredegar Corp.	70,330
6,200	Valhi, Inc.	94,178
		4,232,941
Real Estate — 4.26%
18,100	Alpine Income Property Trust, Inc., REIT	306,071
8,000	American Realty Investors, Inc.*	139,280
13,000	AMREP Corp.*	285,610
9,100	BRT Apartments Corp., REIT	169,169
5,800	Chatham Lodging Trust, REIT	62,176
6,000	Community Healthcare Trust, Inc., REIT	159,840
38,400	Comstock Holding Cos., Inc.*	171,648
23,300	Farmland Partners, Inc., REIT	290,784
50,000	Franklin Street Properties Corp., REIT	128,000
4,600	FRP Holdings, Inc.*	289,248
11,242	Getty Realty Corp., REIT	328,491
13,800	Global Medical REIT, Inc., REIT	153,180
7,500	Newlake Capital Partners, Inc., REIT	120,075
26,432	One Liberty Properties, Inc., REIT	579,125
10,900	Postal Realty Trust, Inc., REIT, Class A	158,704
5,900	RE/MAX Holdings, Inc., Class A	78,647
1,320	Regency Centers Corp., REIT	88,440
3,000	RMR Group, Inc. (The), Class A	84,690
23,400	RPT Realty, REIT	300,222
2,000	Stratus Properties, Inc.*	57,720
6,700	Tejon Ranch Co.*	115,240
63,710	Whitestone, REIT	782,996
		4,849,356
Utilities — 1.05%
1,300	Artesian Resources Corp., Class A	53,885
7,800	Genie Energy Ltd., Class B	219,414
14,300	Pure Cycle Corp.*	149,721
3,900	RGC Resources, Inc.	79,326

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
800	SJW Group	$52,280
12,266	Unitil Corp.	644,824
		1,199,450

Total Common Stocks		112,726,019
(Cost $83,194,822)
Exchange Traded Funds — 0.10%
1,000	iShares Russell Microcap Index Fund	116,030

Total Exchange Traded Funds		116,030
(Cost $110,563)
Rights/Warrants — 0.04%
1,136	Chord Energy Corp, *	34,103
568	Chord Energy Corp, *	11,786
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	2,408

Total Rights/Warrants		48,297
(Cost $95,622)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 0.94%
1,069,223	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(d)	1,069,223

Total Investment Company		1,069,223
(Cost $1,069,223)

Total Investments		$113,959,569
(Cost $84,470,230) — 100.13%
Liabilities in excess of other assets — (0.13)%		(149,032)
NET ASSETS — 100.00%		$113,810,537

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2023 (Unaudited)
*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust